Schedule of Investments (unaudited)	iShares® MSCI New Zealand ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.8%
Air New Zealand Ltd.(a)	4,956,975	$2,061,244

Construction Materials — 4.2%
Fletcher Building Ltd.	1,348,974	4,754,948

Diversified Telecommunication Services — 15.4%
Chorus Ltd.	1,051,902	4,883,105
Spark New Zealand Ltd.	4,013,836	12,695,435
		17,578,540
Electric Utilities — 14.7%
Contact Energy Ltd.	1,001,799	4,855,654
Genesis Energy Ltd.	1,324,619	2,285,821
Infratil Ltd.	965,932	4,869,154
Mercury NZ Ltd.	1,360,704	4,869,624
		16,880,253
Equity Real Estate Investment Trusts (REITs) — 9.7%
Argosy Property Ltd.	2,279,832	1,854,778
Goodman Property Trust	2,651,200	3,682,615
Kiwi Property Group Ltd.	3,913,699	2,623,677
Precinct Properties New Zealand Ltd.	3,204,605	2,902,487
		11,063,557
Food Products — 5.7%
a2 Milk Co. Ltd. (The)(a)(b)	1,662,769	5,607,473
Synlait Milk Ltd.(a)	427,644	940,950
		6,548,423
Health Care Equipment & Supplies — 14.6%
Fisher & Paykel Healthcare Corp. Ltd.	1,226,755	16,743,467

Health Care Providers & Services — 9.2%
Oceania Healthcare Ltd.(b)	2,014,806	1,351,117
Ryman Healthcare Ltd.(b)	856,161	5,569,316
Summerset Group Holdings Ltd.	530,039	3,651,445
		10,571,878
Hotels, Restaurants & Leisure — 2.7%
SKYCITY Entertainment Group Ltd.	1,820,350	3,107,198

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 7.5%
Meridian Energy Ltd.	2,795,053	$8,546,235

IT Services — 2.2%
Pushpay Holdings Ltd.(a)(b)	2,693,128	2,554,487

Multiline Retail — 0.8%
Warehouse Group Ltd. (The)	408,063	912,016

Transportation Infrastructure — 11.4%
Auckland International Airport Ltd.(a)	2,684,501	13,052,611

Total Common Stocks — 99.9%
(Cost: $143,424,654)		114,374,857

Short-Term Securities

Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	10,457,090	10,457,090
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	40,000	40,000
		10,497,090
Total Short-Term Securities — 9.1%
(Cost: $10,496,873)		10,497,090

Total Investments in Securities — 109.0%
(Cost: $153,921,527)		124,871,947

Liabilities in Excess of Other Assets — (9.0)%		(10,345,333)

Net Assets — 100.0%		$114,526,614

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,794,552	$3,662,221	(a)	$—		$100	$217	$10,457,090	10,457,090	$60,880	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	—		(10,000	)(a)	—	—	40,000	40,000	38		—
						$100	$217	$10,497,090		$60,918		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI New Zealand ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	1	06/16/22	$129	$2,187

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,814,503	$110,560,354	$—	$114,374,857
Money Market Funds	10,497,090	—	—	10,497,090
	$14,311,593	$110,560,354	$—	$124,871,947
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$2,187	$—	$2,187

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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